     As filed with the Securities and Exchange Commission on October 11, 1995.

                                                  File Nos. 33-60465; 811-03006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-14


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / /


                         Pre-Effective Amendment No. __             / /


                         Post-Effective Amendment No. 1             /X/


                        (Check appropriate box or boxes)


                             JOHN HANCOCK BOND FUND
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS                 02199-7603
--------------------------------------------------------------------------------
  (Address of principal executive office)                     Zip Code


                                 (617) 375-1700
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)


                                                        With a copy to:
                                                        ---------------
       THOMAS H. DROHAN, ESQ.                           JEFFREY N. CARP, ESQ.
       JOHN HANCOCK ADVISERS, INC.                      HALE AND DORR
       101 HUNTINGTON AVENUE                            60 STATE STREET
       BOSTON, MA 02199                                 BOSTON, MA 02109
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                             JOHN HANCOCK BOND FUND

                     STATEMENT OF INCORPORATION BY REFERENCE

         The Cross-Reference Sheet, Part A, Part B and Part C of the registrant's registration statement on Form N-14, File Nos. 33-60465 and 811-03006, dated June 21, 1995, are incorporated by reference in their entirety herein.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 11th day of October, 1995.

                                            JOHN HANCOCK BOND FUND

                                            By:           *
                                               ----------------------------
                                               Edward J. Boudreau, Jr.
                                               Chairman and Chief Executive
                                               Officer

        Pursuant to the requirements of the Securities Act of 1933, this PEA
No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                             TITLE                             DATE
          ---------                             -----                             ----

              *                     Chairman and Chief Executive
-----------------------------       Officer (Principal Executive Officer)
Edward J. Boudreau, Jr.


 /s/ James B. Little                Senior Vice President and Chief             October 11, 1995
-----------------------------       Financial Officer (Principal
James B. Little                     Financial and Accounting Officer)




              *                     Trustee
-----------------------------
James F. Carlin



              *                     Trustee
-----------------------------
William H. Cunningham



              *                     Trustee
-----------------------------
Charles L. Ladner

           SIGNATURE                          TITLE                       DATE
           ---------                          -----                       ----
              *                             Trustee
-----------------------------
Leo E. Linbeck, Jr.


              *                             Trustee
-----------------------------
Patricia P. McCarter


              *                             Trustee
-----------------------------
Steven R. Pruchansky


              *                             Trustee
-----------------------------
Norman H. Smith


              *                             Trustee
-----------------------------
John P. Toolan


*By:  /s/ Thomas H. Drohan                                               October 11, 1995
      -----------------------
      Thomas H. Drohan,
      Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit 12

         Opinion and consent of counsel supporting the tax matters and consequences to shareholders.